Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2023	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.24	$ 0.24
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued	1,682,861	1,184,861
Ordinary shares, shares outstanding	1,682,861	1,184,861
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding